CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net (loss) income	$ (855)		$ 1,118		$ 2,417
Net unrealized (loss) gain on available for sale securities:
Net unrealized holding (loss) gain on available for sale securities	(3,308)		1,258		2,018
Reclassification adjustment for losses (gains) recognized in net (loss) income(1)	762	[1]	(180)	[1]	(321)	[1]
Plus: credit portion of OTTI losses recognized in net (loss) income(2)	5	[2]	81	[2]	98	[2]
Plus: noncredit portion of OTTI gains (losses) on available for sale securities	176		934		(1,142)
Net unrealized holding (loss) gain on available for sale securities	(2,365)		2,093		653
Net unrealized gain (loss) on interest-rate swap derivative	104		(5)		(220)
Other comprehensive (loss) income	(2,261)		2,088		433
Comprehensive (loss) income	(3,116)		3,206		2,850
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	(393)		93		165
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Tax	$ (3)		$ (42)		$ (50)

[1]	(1) Amounts are included in net gain (loss) on the sale of securities in noninterest income on the consolidated statements of operations. Income tax expense (benefit) associated with the reclassification adjustment for the years ended December 31, 2013, 2012 and 2011 was $(393,000), $93,000 and $165,000, respectively.
[2]	(2) Amounts are included in net impairment losses recognized in noninterest income on the consolidated statements of operations. Income tax benefit associated with the reclassification adjustment for the years ended December 31, 2013, 2012 and 2011 totaled $3,000, $42,000 and $50,000, respectively